Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

(25) Segment Reporting

During the fiscal year December 31, 2025, the Group disposed of Meidiya and its subsidiaries including the operating entity of its former claims adjusting business, which constituted a discontinued operation. As the discontinued operation previously formed the claims adjusting reportable segment, the comparative segment information has been retrospectively revised to reflect continuing operations only. As of December 31, 2025, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and non-life insurance products on behalf of insurance companies.Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The following table shows the Group’s operations by business segment for the years ended December 31, 2023, 2024 and 2025. Other represents revenue and expenses that are not allocated to reportable segments and corporate related items.

	For the year ended December 31, 2025
	Agency	Other	Consolidated	Consolidated
	RMB	RMB	RMB	USD
	(In thousands)
Total revenues	556,567	—	556,567	79,588
Operating costs and expenses:
Cost of revenues	(282,300)	—	(282,300)	(40,369)
Selling expenses	(60,655)	—	(60,655)	(8,674)
General and administrative expenses	(182,016)	(70,653)	(252,669)	(36,131)
Total operating costs and expenses	(524,971)	(70,653)	(595,624)	(85,174)
Operating profit (loss)	31,596	(70,653)	(39,057)	(5,586)
Loss from fair value change	—	(24,976)	(24,976)	(3,572)
Investment income	—	39,483	39,483	5,646
Gains from disposal of subsidiaries	(25,084)	(91,521)	(116,605)	(16,674)
Interest income	63	30,144	30,207	4,320
Financial cost	(3,686)	(24)	(3,710)	(531)
Others,net	13,960	(2,172,548)	(2,158,588)	(308,673)
Income (Loss) before income taxes	16,849	(2,290,095)	(2,273,246)	(325,070)
Income Tax expense	(1,063)	(2,957)	(4,020)	(575)
Net income (loss)	15,786	(2,293,052)	(2,277,266)	(325,645)
Less: net income (loss) attributable to non-controlling interests	1,350	—	1,350	193
Net income (loss) attributable to AIFU Inc.	14,436	(2,293,052)	(2,278,616)	(325,838)

	For the year ended December 31, 2024
	Agency	Other	Consolidated
	RMB	RMB	RMB
	(In thousands)
Total revenues	1,331,778	—	1,331,778
Operating costs and expenses:
Cost of revenues	(799,781)	—	(799,781)
Selling expenses	(86,372)	(17,922)	(104,294)
General and administrative expenses	(329,519)	(141,181)	(470,700)
Impairment loss	(404,121)	—	(404,121)
Total operating costs and expenses	(1,619,793)	(159,103)	(1,778,896)
Operating loss	(288,015)	(159,103)	(447,118)
Loss from fair value change	—	(78,499)	(78,499)
Investment income	42,288	—	42,288
Gains from disposal of subsidiaries	—	897,306	897,306
Interest income	2,144	12,948	15,092
Financial cost	(4,450)	1,135	(3,315)
Others,net	(136,875)	112,429	(24,446)
(Loss) Income before income taxes	(384,908)	786,216	401,308
Income tax expense	11,867	(103,821)	(91,954)
Share of loss of affiliates	—	(5,052)	(5,052)
Net (loss) income	(373,041)	677,343	304,302
Less: net loss attributable to non-controlling interests	(148,720)	—	(148,720)
Net (loss) income attributable to AIFU Inc.	(224,321)	677,343	453,022
	For the year ended December 31, 2023
	Agency	Other	Consolidated
	RMB	RMB	RMB
Net revenues:	(In thousands)
Total net revenues	2,760,448	—	2,760,448
Operating costs and expenses:
Total operating costs	(1,868,672)	—	(1,868,672)
Selling expenses	(131,934)	(19,896)	(151,830)
General and administrative expenses	(421,780)	(141,693)	(563,473)
Impairment loss	—	—	—
Total operating costs and expenses	(2,422,386)	(161,589)	(2,583,975)
Income (Loss) from operations	338,062	(161,589)	176,473
Other income, net:
Gains from fair value change	—	102,867	102,867
Investment income related to the realized gain on available-for-sale investments	7,221	41,029	48,250
Losses from disposal of subsidiaries	(2,904)	—	(2,904)
Interest income	1,448	13,557	15,005
Financial cost	(10,055)	—	(10,055)
Others, net	3,457	15,674	19,131
Income before income taxes, share of income and impairment of affiliates, net	337,229	11,538	348,767
Income tax expense	(57,086)	(2,120)	(59,206)
Share of income of affiliates, net of impairment	(1,317)	—	(1,317)
Net income	278,826	9,418	288,244
Less: net income attributable to the noncontrolling interests	4,773	—	4,773
Net income attributable to the Company’s shareholders	274,053	9,418	283,471

Substantially all of the Group’s revenues for the three years ended December 31, 2023, 2024 and 2025 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.